Shareholders' Equity - Additional Information (Detail)			12 Months Ended
	Apr. 18, 2017 USD ($) $ / shares shares	Apr. 18, 2017 BRL (R$)	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Mar. 30, 2017 $ / shares shares	Feb. 22, 2017 USD ($)	Dec. 31, 2016 BRL (R$) shares
Disclosure Of Stockholders Equity [line items]
Number of vote per share | Vote			1
Dividend declared | R$					R$ 0	R$ 0			R$ 0
Outstanding convertible notes and embedded derivative			$ 86,448,000			R$ 285,971,000			R$ 387,382,000
Repurchase of shares				7,320
Convertible notes [member]
Disclosure Of Stockholders Equity [line items]
Issuance of common shares			1,870,709			1,870,709
Aggregate principal amount | $								$ 30,000,000
Discount price percentage			10.00%			10.00%
Outstanding convertible notes and embedded derivative			$ 30,400,000			R$ 94,200,000
Share capital [member]
Disclosure Of Stockholders Equity [line items]
Issuance of common shares			21,437,076			21,437,076	9,487,500		21,437,076
Issuance of common shares, nominal or par value per share | $ / shares			$ 0.0033	$ 0.0033			$ 0.0033
Shares outstanding			31,557,785			31,557,785			31,557,785
Over allotment option [member]
Disclosure Of Stockholders Equity [line items]
Issuance of common shares							1,237,500
Treasury shares [member]
Disclosure Of Stockholders Equity [line items]
Repurchase of shares			0	7,320	5,257
Initial public offering [member] | Common shares [member]
Disclosure Of Stockholders Equity [line items]
Issuance of common shares	8,250,000
Issuance of common shares, nominal or par value per share | $ / shares	$ 18.00
Gross proceeds from common share issue	$ 148,500,000	R$ 459,700,000
Net proceeds from common share issue	134,200,000	415,600,000
Underwriting discounts and commissions	9,700,000	29,900,000
Offering expenses	$ 4,600,000	R$ 14,200,000